Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Disclosure of Tax on Profit
2018 £m	2017 £m	2016 £m
Current tax:
UK corporation tax on profit for the year	456	555	610
Adjustments in respect of prior years	(22)	(27)	(13)

Total current tax	434	528	597

Deferred tax:
Charge/(credit) for the year	11	23	(11)
Adjustments in respect of prior years	1	9	11

Total deferred tax	12	32	—

Tax on profit	446	560	597

Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate

The Santander UK group’s effective tax rate for 2018, based on profit before tax, was 28.5% (2017: 30.9%, 2016: 31.2%). The tax on profit before tax differs from the theoretical amount that would arise using the basic corporation tax rate of the Company as follows:

	2018 £m	2017 £m	2016 £m
Profit before tax	1,567	1,814	1,914

Tax calculated at a tax rate of 19% (2017: 19.25%, 2016: 20.00%)	298	349	383
Bank surcharge on profits	111	132	134
Non-deductible preference dividends paid	8	9	8
Non-deductible UK Bank Levy	20	25	30
Non-deductible conduct remediation, fines and penalties	6	35	39
Other non-deductible costs and non-taxable income	26	30	7
Effect of change in tax rate on deferred tax provision	(2)	(2)	(2)
Adjustment to prior year provisions	(21)	(18)	(2)

Tax charge	446	560	597

Disclosure of Movements in Current Tax Assets and Liabilities

Movements in current tax assets and liabilities during the year were as follows:

	2018 £m	2017 £m
Assets	—	—
Liabilities	(3)	(53)

At 1 January	(3)	(53)
Income statement charge	(434)	(528)
Other comprehensive income credit/(charge)	75	44
Corporate income tax paid	445	484
Other movements	23	50

	106	(3)

Assets	106	—
Liabilities	—	(3)

At 31 December	106	(3)

Disclosure of Deferred Tax Assets and Liabilities Including Movement in Deferred Tax Account

The table below shows the deferred tax assets and liabilities including the movement in the deferred tax account during the year. Deferred tax balances are presented in the balance sheet after offsetting assets and liabilities where the Santander UK group and Company has the legal right to offset and intends to settle on a net basis.

	Fair value of financial instruments £m	Pension remeasurement £m	Cash flow hedges £m	Available- for-sale £m	Fair value reserve £m	Tax losses carried forward £m	Accelerated tax depreciation £m	Other temporary differences £m	Total £m
At 31 December 2017	(41)	(41)	3	(26)		25	(4)	(4)	(88)
Adoption of IFRS 9 (see Note 1)	—	—	—	26	(26)	—	—	68	68

At 1 January 2018	(41)	(41)	3		(26)	25	(4)	64	(20)
Income statement (charge)/credit	(10)	(24)	—		—	(5)	—	27	(12)
Transfers/reclassifications	—	—	—		—	—	—	(9)	(9)
Credited/(charged) to other comprehensive income	—	(117)	(46)		14	—	—	(21)	(170)

At 31 December 2018	(51)	(182)	(43)		(12)	20	(4)	61	(211)

At 1 January 2017	(31)	(35)	(50)	(27)		5	(5)	15	(128)
Income statement (charge)/credit	(10)	(32)	—	—		20	1	(11)	(32)
Transfers/reclassifications	—	—	—	7		—	—	(7)	—
Credited/(charged) to other comprehensive income	—	26	53	(6)		—	—	(1)	72

At 31 December 2017	(41)	(41)	3	(26)		25	(4)	(4)	(88)